Earnings Per Share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation of basic and diluted earnings per share
Numerator for basic and diluted earnings per share - net income attributable to common stockholders	$ 90,576,000	$ 37,269,000	$ 54,735,000	$ 39,307,000	$ 27,282,000	$ 36,607,000	$ 69,847,000	$ 23,372,000	$ 221,884,000	$ 157,108,000	$ 106,882,000
Basic									224,343,000	173,741,000	127,656,000
Effect of dilutive securities:
Employee stock options									231,000	176,000	125,000
Non-vested restricted shares									312,000	246,000	420,000
Convertible senior unsecured notes									1,067,000	238,000	7,000
Dilutive potential common shares									1,610,000	660,000	552,000
Diluted									225,953,000	174,401,000	128,208,000
Basic earnings per share	$ 0.35	$ 0.17	$ 0.26	$ 0.2	$ 0.15	$ 0.21	$ 0.4	$ 0.15	$ 0.99	$ 0.9	$ 0.84
Diluted earnings per share	$ 0.35	$ 0.16	$ 0.25	$ 0.19	$ 0.15	$ 0.21	$ 0.39	$ 0.15	$ 0.98	$ 0.9	$ 0.83
Earnings Per Share (Textuals) [Abstract]
Securities Excluded From Computation Of Diluted Earnings Per Share									182,000	0	280,000